May 15, 2008

VIA ELECTRONIC TRANSMISSION

Attn:  Filing Desk

U.S. Securities & Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:  Dunham Funds (the "Trust"), File Number:  811-22153

Dear Sir/Madam:

On behalf of the Trust, a registered investment company, we hereby submit a Registration Statement on Form N-14.  The Registration Statement is filed in connection with the planned reorganization of the Kelmoore Strategy Fund, Kelmoore Strategy Eagle Fund and Kelmoore Strategy Liberty Fund, each a series of the Kelmoore Strategic Trust, into the Dunham Monthly Distribution Fund, a series of the Dunham Trust.

If you have any questions, please contact JoAnn M. Strasser at (513) 352-6725.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP